SEGMENT REPORTING - Schedule of Segment Non-current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Assets	$ 148,893	$ 139,953
Liabilities	133,054	126,877
Equity	15,839	13,076
Operating Segments | Annuities
Segment Reporting Information [Line Items]
Assets	117,709	112,931
Liabilities	109,792	105,724
Equity	7,917	7,207
Operating Segments | P&C
Segment Reporting Information [Line Items]
Assets	13,214	14,269
Liabilities	9,600	9,574
Equity	3,614	4,695
Operating Segments | Life Insurance
Segment Reporting Information [Line Items]
Assets	9,089	7,708
Liabilities	7,695	6,510
Equity	1,394	1,198
Corporate & Other
Segment Reporting Information [Line Items]
Assets	8,881	5,045
Liabilities	5,967	5,069
Equity	$ 2,914	$ (24)